Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Total property and equipment, Gross		$ 2,163	$ 2,949
Less: Accumulated depreciation and amortization		(2,054)	(2,616)
Total property and equipment, net	$ 0	109	333
Computer and Office Equipment
Property Plant And Equipment [Line Items]
Total property and equipment, Gross		532	532
Laboratory Equipment
Property Plant And Equipment [Line Items]
Total property and equipment, Gross		1,108	1,894
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment, Gross		$ 523	$ 523